Business combinations - RSPRINT (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019
Assets
Right-of-use assets	€ 9,054	€ 10,996		€ 10,586
RS print [member] | Carrying value at acquisition date [member]
Assets
Developed technology	0
Customer relations	0
Other intangible assets	86
Property, plant and equipment	220
Right-of-use assets	24
Deferred tax assets	1,743
Other non-current financial assets	64
Inventory recognised as of acquisition date	794
Trade receivables	1,096
Other current assets	1,001
Cash and cash equivalents	189
Total Assets	5,217
Liabilities
Deferred tax liabilities	0
Loans and borrowings	(1,877)
Lease liabilities	(24)
Trade payables	(645)
Payroll related payables	(85)
Other liabilities	(262)
Total Liabilities	(2,893)
Total identified assets and liabilities	2,324
Goodwill	0
Acquisition price	0
Cash and cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031
RS print [member] | Fair value adjustments [member]
Assets
Developed technology	4,820
Customer relations	248
Other intangible assets	2,862
Property, plant and equipment	0
Right-of-use assets	0
Deferred tax assets	(46)
Other non-current financial assets	0
Inventory recognised as of acquisition date	265
Trade receivables	0
Other current assets	0
Cash and cash equivalents	0
Total Assets	8,149
Liabilities
Deferred tax liabilities	(2,003)
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Payroll related payables	0
Other liabilities	0
Total Liabilities	(2,003)
Total identified assets and liabilities	6,146
Goodwill	1,175
Acquisition price	0
RS print [member] | Fair value at acquisition date [member]
Assets
Developed technology	4,820
Customer relations	248
Other intangible assets	2,948
Property, plant and equipment	220
Right-of-use assets	24
Deferred tax assets	1,698
Other non-current financial assets	64
Inventory recognised as of acquisition date	1,059
Trade receivables	1,096
Other current assets	1,001
Cash and cash equivalents	189
Total Assets	13,366
Liabilities
Deferred tax liabilities	(2,003)
Loans and borrowings	(1,877)
Lease liabilities	(24)
Trade payables	(645)
Payroll related payables	(85)
Other liabilities	(262)
Total Liabilities	(4,896)
Total identified assets and liabilities	8,470
Goodwill	1,175
Acquisition price	€ 9,645

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.